Acquisitions & Dispositions - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended									12 Months Ended
	Jul. 31, 2015	Sep. 30, 2015	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Net sales			$ 1,240,155	$ 1,198,309	$ 1,308,979	$ 1,260,656	$ 1,269,383	$ 1,254,699	$ 1,407,504	$ 1,354,523	$ 1,352,296	$ 5,037,327	$ 5,369,022	$ 5,363,046
Goodwill impairment							$ 198,828					285,166
Loss on disposition of business														1,461
Impairment charge														155,603
Mexican Subsidiary [Member]
Business Acquisition [Line Items]
Percentage of stock-sale of subsidiary		100.00%
Combination of cash and Seller's note		$ 8,700
Goodwill impairment		3,300
Cumulative foreign currency translation adjustment, of the disposal group		10,100
Pre-tax impairment loss of the disposal group		10,100
Loss on disposition of business		1,500
Pre-tax income (loss) from subsidiary														$ 5,200
Mexican Subsidiary [Member] | Warehousing, Marketing and Administrative Expenses [Member]
Business Acquisition [Line Items]
Impairment charge		10,100
Additional cost incurred during transaction		$ 3,600
Nestor Sales LLC [Member]
Business Acquisition [Line Items]
Stock acquisition, percentage acquired	100.00%
Business acquisition cash paid	$ 41,800
Net sales												$ 69,000	$ 64,900